Supplement to the currently effective Statement of Additional Information

DWS Equity 500 Index Fund

--------------------------------------------------------------------------------

DWS Equity 500 Index Fund -- Investment Class is no longer available in this Statement of Additional Information.




















               Please Retain this Supplement for Future Reference





March 15, 2007




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group